Bank Indebtedness - Summary of Company's Senior Credit Facility (Detail) - Senior Secured Notes [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019
Line of Credit Facility [Line Items]
Maximum borrowing outstanding during the year	$ 64,702	$ 55,596
Average outstanding balance during the year	$ 56,001	$ 44,772
Weighted average interest rate for the year	4.20%	3.90%
Effective interest rate at year-end	3.80%	4.20%